Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenue					$ 5,006
Cost of revenue
Gross Profit					5,006
Salaries and benefits					28,475
Retention bonuses					528,930
Severance					62,500
Organization costs					63,600
Other income					(3,185)
Total Expenses					680,320
Loss from Discontinued Operations	$ (1,131)		$ 7,778		$ (675,314)